Financial risk management - Undiscounted Cash Flows of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
Bank borrowings	$ 1,056,450	$ 1,448,710
Unsecured obligations	5,047,410	3,562,360
Sub total	6,103,860	5,011,070
Hedging liabilities	57,070	55,490
Derivative financial instruments	160	14,810
Sub total	57,230	70,300
Current and non-current lease liabilities	88,280	80,180
Trade accounts payable and other accounts payable	471,449	449,633
Total financial liabilities	6,720,820	5,611,180
Less than 1 year
Financial Risk Management [Line Items]
Bank borrowings	907,070	1,117,860
Unsecured obligations	433,760	98,880
Sub total	1,340,830	1,216,740
Hedging liabilities	6,400	24,110
Derivative financial instruments	160	14,810
Sub total	6,560	38,920
Current and non-current lease liabilities	25,120	19,940
Trade accounts payable and other accounts payable	471,450	449,630
Total financial liabilities	1,843,960	1,725,230
1 to 5 years
Financial Risk Management [Line Items]
Bank borrowings	77,490	268,800
Unsecured obligations	1,258,080	729,560
Sub total	1,335,570	998,360
Hedging liabilities	40,330	30,080
Derivative financial instruments	0	0
Sub total	40,330	30,080
Current and non-current lease liabilities	62,490	56,450
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	1,438,390	1,084,890
Over 5 years
Financial Risk Management [Line Items]
Bank borrowings	71,890	62,050
Unsecured obligations	3,355,570	2,733,920
Sub total	3,427,460	2,795,970
Hedging liabilities	10,340	1,300
Derivative financial instruments	0	0
Sub total	10,340	1,300
Current and non-current lease liabilities	670	3,790
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	3,438,470	2,801,060
Carrying amount
Financial Risk Management [Line Items]
Bank borrowings	984,800	1,464,260
Unsecured obligations	3,815,340	2,999,170
Sub total	4,800,140	4,463,430
Hedging liabilities	28,760	25,370
Derivative financial instruments	160	14,810
Sub total	28,920	40,180
Current and non-current lease liabilities	83,810	75,160
Trade accounts payable and other accounts payable	471,450	449,630
Total financial liabilities	$ 5,384,320	$ 5,028,400